LOANS RECEIVABLE (Details Narrative)	12 Months Ended
Jun. 30, 2025 USD ($)
Short-Term Debt [Line Items]
Loans receivable	$ 33,392,127
Yufengyuan [Member]
Short-Term Debt [Line Items]
Repayment of loan	455,050
Youbiqi [Member]
Short-Term Debt [Line Items]
Repayment of loan	3,060,000
Jiangyin Huiheng [Member]
Short-Term Debt [Line Items]
Repayment of loan	$ 29,877,077